As filed with the Securities and Exchange Commission on August 29, 2019.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04980

TCW Strategic Income Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Address of Principal Executive Offices) (Zip Code)

Patrick W. Dennis, Esq.

Vice President and Assistant Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: (213) 244-0000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2018 – June 30, 2019

Item 1. Proxy Voting Record

Fund Name	Issuer Name	Ticker	Security ID	Meeting Date	Proposal Description	Proponent	Vote Cast	Voted?	For/Against Management
TCW Strategic Income Fund, Inc.	SSGA Funds	SSTXX	857492706	12/18/2018	Elect John R. Costantino	Mgmt	For	Voted	For
TCW Strategic Income Fund, Inc.	SSGA Funds	SSTXX	857492706	12/18/2018	Elect Michael A. Jessee	Mgmt	For	Voted	For
TCW Strategic Income Fund, Inc.	SSGA Funds	SSTXX	857492706	12/18/2018	Elect Ellen M. Needham	Mgmt	For	Voted	For
TCW Strategic Income Fund, Inc.	SSGA Funds	SSTXX	857492706	12/18/2018	Elect Donna M. Rapaccioli	Mgmt	For	Voted	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TCW Strategic Income Fund, Inc.
(Registrant)

By:	/s/ David S. DeVito
David S. DeVito
President and Chief Executive Officer

Date: August 29, 2019